Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets (Details) [Line Items]
Registered capital, percentage	50.00%
Statutory common reserve, percentage	10.00%
Amount of net assets (in Yuan Renminbi)	¥ 4,211,944	¥ 4,251,792
PRC [Member]
Restricted Net Assets (Details) [Line Items]
General reserve, percentage	10.00%
Registered capital, percentage	50.00%